Revenue - Narrative (Details)	12 Months Ended
Dec. 31, 2022
ITC
Disaggregation of Revenue [Line Items]
True-up period	2 years
UNS Energy
Disaggregation of Revenue [Line Items]
Year over year recovery cap (percent)	2.00%
FortisBC Energy and FortisBC Electric
Disaggregation of Revenue [Line Items]
Variance sharing (percent)	50.00%
Refund or recovery period	2 years